Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Xu v. Gridsum Holding Inc., et al.
Commitments and Contingencies
Lawsuit filing date		April 25, 2018
Name of plaintiff		Guosheng Qi
Li v. Gridsum Holding Inc., et al.
Commitments and Contingencies
Lawsuit filing date		June 25, 2018
Name of plaintiff		Michael Peng Zhang
Gordon v. Gridsum Holding Inc., et al.
Commitments and Contingencies
Lawsuit filing date	July 2, 2018